Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Related Party Balances Existed with Associate or Joint Venture Businesses	The following related party balances existed with joint venture businesses at 31 December:

Related party balances	€ million Total 2025	€ million Total 2024
Sales to joint ventures	1,018	1,168
Purchases from joint ventures	128	110
Receivables from joint ventures	90	112
Payables to joint ventures	149	111
Loans to joint ventures	205	227
Royalties and service fees	23	9